Lease Obligations - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Leases:
Operating lease right-of-use asset	$ 220,869	$ 726,838
Current operating lease liabilities		435,507
Noncurrent operating lease liabilities		305,755
Total operating lease liabilities		$ 741,262
Weighted average remaining lease term (in years)	2 months 1 day	1 year 7 months 28 days
Weighted average discount rate	6.22%	6.28%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$ 745,529	$ 429,880